THE HUNTINGTON FUNDS

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

HUNTINGTON VA ROTATING MARKETS FUND

SUPPLEMENT DATE: FEBRUARY 11, 2014

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on January 30, 2014, the Board considered and approved the recommendation of Huntington Asset Advisors, Inc. (the “Advisor”) to dissolve and liquidate the Huntington VA Rotating Markets Fund (the “VA Fund”) on or about the close of business on May 16, 2014 (“Liquidation Date”). Accordingly, the Advisor will prepare a Plan of Liquidation (the “Plan”) for execution by the Trust. In connection with the decision to dissolve and liquidate the VA Fund, the VA Fund is closed to new and subsequent investments effective as of the close of business May 15, 2014.

Pursuant to the Plan, the Trust will furnish notice of the liquidation to each life insurance company that makes the VA Fund available as an investment option through one or more separate accounts and will request that the life insurance companies notify their contract holders of the VA Fund’s dissolution and liquidation.

At any time prior to the Liquidation Date, contract holders invested in the VA Fund may exchange their shares of the VA Fund for shares of another investment option that is available under the applicable variable annuity or variable life insurance product, subject to the requirements and other restrictions on exchanges that are described in the prospectus for that variable product.

If contract holders remain invested in shares of the VA Fund on the Liquidation Date, it is anticipated that those VA Fund shares will be exchanged into an alternative investment option that is available under the applicable variable product, subject to any required regulatory approval.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

THE HUNTINGTON FUNDS

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

HUNTINGTON VA REAL STRATEGIES FUND

SUPPLEMENT DATE: FEBRUARY 11, 2014

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on January 30, 2014, the Board considered and approved the recommendation of Huntington Asset Advisors, Inc. (the “Advisor”) to dissolve and liquidate the Huntington VA Real Strategies Fund (the “VA Fund”) on or about the close of business on May 16, 2014 (“Liquidation Date”). Accordingly, the Advisor will prepare a Plan of Liquidation (the “Plan”) for execution by the Trust. In connection with the decision to dissolve and liquidate the VA Fund, the VA Fund is closed to new and subsequent investments effective as of the close of business May 15, 2014.

Pursuant to the Plan, the Trust will furnish notice of the liquidation to each life insurance company that makes the VA Fund available as an investment option through one or more separate accounts and will request that the life insurance companies notify their contract holders of the VA Fund’s dissolution and liquidation.

At any time prior to the Liquidation Date, contract holders invested in the VA Fund may exchange their shares of the VA Fund for shares of another investment option that is available under the applicable variable annuity or variable life insurance product, subject to the requirements and other restrictions on exchanges that are described in the prospectus for that variable product.

If contract holders remain invested in shares of the VA Fund on the Liquidation Date, it is anticipated that those VA Fund shares will be exchanged into an alternative investment option that is available under the applicable variable product, subject to any required regulatory approval.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

THE HUNTINGTON FUNDS

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

HUNTINGTON VA MORTGAGE SECURITIES FUND

SUPPLEMENT DATE: FEBRUARY 11, 2014

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on January 30, 2014, the Board considered and approved the recommendation of Huntington Asset Advisors, Inc. (the “Advisor”) to dissolve and liquidate the Huntington VA Mortgage Securities Fund (the “VA Fund”) on or about the close of business on May 16, 2014 (“Liquidation Date”). Accordingly, the Advisor will prepare a Plan of Liquidation (the “Plan”) for execution by the Trust. In connection with the decision to dissolve and liquidate the VA Fund, the VA Fund is closed to new and subsequent investments effective as of the close of business May 15, 2014.

Pursuant to the Plan, the Trust will furnish notice of the liquidation to each life insurance company that makes the VA Fund available as an investment option through one or more separate accounts and will request that the life insurance companies notify their contract holders of the VA Fund’s dissolution and liquidation.

At any time prior to the Liquidation Date, contract holders invested in the VA Fund may exchange their shares of the VA Fund for shares of another investment option that is available under the applicable variable annuity or variable life insurance product, subject to the requirements and other restrictions on exchanges that are described in the prospectus for that variable product.

If contract holders remain invested in shares of the VA Fund on the Liquidation Date, it is anticipated that those VA Fund shares will be exchanged into an alternative investment option that is available under the applicable variable product, subject to any required regulatory approval.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

THE HUNTINGTON FUNDS

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

HUNTINGTON VA GROWTH FUND

SUPPLEMENT DATE: FEBRUARY 11, 2014

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on January 30, 2014, the Board considered and approved the recommendation of Huntington Asset Advisors, Inc. (the “Advisor”) to dissolve and liquidate the Huntington VA Growth Fund (the “VA Fund”) on or about the close of business on May 16, 2014 (“Liquidation Date”). Accordingly, the Advisor will prepare a Plan of Liquidation (the “Plan”) for execution by the Trust. In connection with the decision to dissolve and liquidate the VA Fund, the VA Fund is closed to new and subsequent investments effective as of the close of business May 15, 2014.

Pursuant to the Plan, the Trust will furnish notice of the liquidation to each life insurance company that makes the VA Fund available as an investment option through one or more separate accounts and will request that the life insurance companies notify their contract holders of the VA Fund’s dissolution and liquidation.

At any time prior to the Liquidation Date, contract holders invested in the VA Fund may exchange their shares of the VA Fund for shares of another investment option that is available under the applicable variable annuity or variable life insurance product, subject to the requirements and other restrictions on exchanges that are described in the prospectus for that variable product.

If contract holders remain invested in shares of the VA Fund on the Liquidation Date, it is anticipated that those VA Fund shares will be exchanged into an alternative investment option that is available under the applicable variable product, subject to any required regulatory approval.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

THE HUNTINGTON FUNDS

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

HUNTINGTON VA BALANCED FUND

SUPPLEMENT DATE: FEBRUARY 11, 2014

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on January 30, 2014, the Board considered and approved the recommendation of Huntington Asset Advisors, Inc. (the “Advisor”) to dissolve and liquidate the Huntington VA Balanced Fund (the “VA Fund”) on or about the close of business on May 16, 2014 (“Liquidation Date”). Accordingly, the Advisor will prepare a Plan of Liquidation (the “Plan”) for execution by the Trust. In connection with the decision to dissolve and liquidate the VA Fund, the VA Fund is closed to new and subsequent investments effective as of the close of business May 15, 2014.

Pursuant to the Plan, the Trust will furnish notice of the liquidation to each life insurance company that makes the VA Fund available as an investment option through one or more separate accounts and will request that the life insurance companies notify their contract holders of the VA Fund’s dissolution and liquidation.

At any time prior to the Liquidation Date, contract holders invested in the VA Fund may exchange their shares of the VA Fund for shares of another investment option that is available under the applicable variable annuity or variable life insurance product, subject to the requirements and other restrictions on exchanges that are described in the prospectus for that variable product.

If contract holders remain invested in shares of the VA Fund on the Liquidation Date, it is anticipated that those VA Fund shares will be exchanged into an alternative investment option that is available under the applicable variable product, subject to any required regulatory approval.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

THE HUNTINGTON FUNDS

HUNTINGTON VA MID CORP AMERICA FUND

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

AMENDED NOTICE OF REORGANIZATION OF THE HUNTINGTON VA MID CORP AMERICA FUND INTO THE HUNTINGTON VA SITUS FUND

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on January 30, 2014, the Board considered and approved a proposal to reorganize the Huntington VA Mid Corp America Fund (the “VA Mid Corp America Fund”) into the Huntington VA Situs Fund (the “VA Situs Fund”). Pursuant to the reorganization, the VA Mid Corp America Fund will liquidate by transferring substantially all of its assets to the VA Situs Fund.

Shares of the VA Mid Corp America Fund will be closed to all new and subsequent investments effective as of the close of business on June 19, 2014. Pending distribution of a Prospectus/Information Statement to shareholders, the reorganization is scheduled to take place at the close of business on or about June 20, 2014.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

Please retain this Supplement for future reference.

THE HUNTINGTON FUNDS

HUNTINGTON VA INCOME EQUITY FUND

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

AMENDED NOTICE OF REORGANIZATION OF THE HUNTINGTON VA INCOME EQUITY FUND INTO THE HUNTINGTON VA DIVIDEND CAPTURE FUND

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on January 30, 2014, the Board considered and approved a proposal to reorganize the Huntington VA Income Equity Fund (the “VA Income Equity Fund”) into the Huntington VA Dividend Capture Fund (the “VA Dividend Capture Fund”). Pursuant to the reorganization, the VA Income Equity Fund will liquidate by transferring substantially all of its assets to the VA Dividend Capture Fund.

Shares of the VA Income Equity Fund will be closed to all new and subsequent investments effective as of the close of business on June 19, 2014. Pending distribution of a Prospectus/Information Statement to shareholders, the reorganization is scheduled to take place at the close of business on or about June 20, 2014.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

Please retain this Supplement for future reference.